Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In the past, the compensation committee granted stock options to certain of its directors, executive officers and other employees. In Fiscal Year 2024, we did not grant stock options or similar option-like instruments. In general, however, we do not grant options or other equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In the past, the compensation committee granted stock options to certain of its directors, executive officers and other employees. In Fiscal Year 2024, we did not grant stock options or similar option-like instruments.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In general, however, we do not grant options or other equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false